Description of Business and Summary of Significant Accounting Policies - Schedule Of Revision For Immaterial Effect On Other Periods (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Revision For Immaterial Effect On Other Prior Periods Adjustments [Line Items]
Preference share accretion											$ 11,327	$ 31,870	$ 28,322
Net loss attributable to common stockholders – basic and diluted											$ 604,080	$ 62,218	$ 68,529
Loss per share attributable to common stockholders - basic											$ (4)	$ (0.89)	$ (1)
Loss per share attributable to common stockholders - diluted											$ (4)	$ (0.89)	$ (1)
As Reported [Member]
Schedule Of Revision For Immaterial Effect On Other Prior Periods Adjustments [Line Items]
Preference share accretion	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss attributable to common stockholders – basic and diluted	$ (464,164)	$ (5,322)	$ (1,813)	$ (7,486)	$ (7,544)	$ (469,486)	$ (15,030)	$ (539,463)	$ (16,843)	$ (30,425)	$ (592,753)	$ (30,348)	$ (40,207)
Loss per share attributable to common stockholders - basic	$ (3.08)	$ (0.08)	$ (0.03)	$ (0.11)	$ (4.03)	$ (4.24)	$ (0.21)	$ (3.94)	$ (0.24)	$ (16.74)	$ (3.93)	$ (0.43)	$ (0.59)
Loss per share attributable to common stockholders - diluted	$ (3.08)	$ (0.08)	$ (0.03)	$ (0.11)	$ (4.03)	$ (4.24)	$ (0.21)	$ (3.94)	$ (0.24)	$ (16.74)	$ (3.93)	$ (0.43)	$ (0.59)
Adjustment [Member]
Schedule Of Revision For Immaterial Effect On Other Prior Periods Adjustments [Line Items]
Preference share accretion	$ (2,066)	$ (9,261)	$ (8,061)	$ (7,662)	$ (7,897)	$ (11,327)	$ (15,559)	$ (11,327)	$ (23,620)	$ (21,023)	$ (11,327)	$ (31,870)	$ (28,322)
Net loss attributable to common stockholders – basic and diluted	$ (2,066)	$ (9,261)	$ (8,061)	$ (7,662)	$ (7,897)	$ (11,327)	$ (15,559)	$ (11,327)	$ (23,620)	$ (21,023)	$ (11,327)	$ (31,870)	$ (28,322)
Loss per share attributable to common stockholders - basic	$ (0.01)	$ (0.13)	$ (0.11)	$ (0.11)	$ (4.21)	$ (0.1)	$ (0.23)	$ (0.08)	$ (0.34)	$ (11.57)	$ (0.07)	$ (0.46)	$ (0.41)
Loss per share attributable to common stockholders - diluted	$ (0.01)	$ (0.13)	$ (0.11)	$ (0.11)	$ (4.21)	$ (0.1)	$ (0.23)	$ (0.08)	$ (0.34)	$ (11.57)	$ (0.07)	$ (0.46)	$ (0.41)
As Revised [Member]
Schedule Of Revision For Immaterial Effect On Other Prior Periods Adjustments [Line Items]
Preference share accretion	$ (2,066)	$ (9,261)	$ (8,061)	$ (7,662)	$ (7,897)	$ (11,327)	$ (15,559)	$ (11,327)	$ (23,620)	$ (21,023)	$ (11,327)	$ (31,870)	$ (28,322)
Net loss attributable to common stockholders – basic and diluted	$ (466,230)	$ (14,583)	$ (9,874)	$ (15,148)	$ (15,441)	$ (480,813)	$ (30,589)	$ (550,790)	$ (40,463)	$ (51,448)	$ (604,080)	$ (62,218)	$ (68,529)
Loss per share attributable to common stockholders - basic	$ (3.09)	$ (0.21)	$ (0.14)	$ (0.22)	$ (8.24)	$ (4.34)	$ (0.44)	$ (4.02)	$ (0.58)	$ (28.31)	$ (4)	$ (0.89)	$ (1)
Loss per share attributable to common stockholders - diluted	$ (3.09)	$ (0.21)	$ (0.14)	$ (0.22)	$ (8.24)	$ (4.34)	$ (0.44)	$ (4.02)	$ (0.58)	$ (28.31)	$ (4)	$ (0.89)	$ (1)